Subsequent Events - Additional Information (Detail) - USD ($)													1 Months Ended		12 Months Ended
	Feb. 21, 2025	Apr. 23, 2024	Feb. 21, 2024	Dec. 31, 2023	Jul. 01, 2023	Jun. 01, 2023	May 26, 2023	Mar. 24, 2023	Mar. 01, 2023	Feb. 21, 2023	May 26, 2022	May 26, 2021	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Repayments of debt				$ 20,300,000		$ 18,200,000			$ 29,700,000						$ 154,870,215	$ 83,579,825	$ 173,012,428
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period								449,000
Proceeds from related party debt									$ 2,000,000						$ 3,900,000
Non Vested Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period										284,000		343,744			1,566,000		343,744
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage							50.00%				50.00%
Term Loan [Member]
Subsequent Event [Line Items]
Repayments of debt					$ 8,700,000									$ 5,900,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from related party debt													$ 1,000,000
Subsequent Event [Member] | Non Vested Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period		525,247
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%	50.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, forfeited in period		123,000
Subsequent Event [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Repayments of debt													$ 29,300,000